Deferred tax assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of Deferred Tax Assets and Liabilities [abstract]
Schedule of Deferred Tax Assets and Liabilities
(USD millions)	Property, plant and equipment	Intangible assets	Pensions and other benefit obligations of employees	Inventories	Tax loss carry- forwards	Other assets, provisions and accruals	Total

Gross deferred tax assets at January 1, 2021	189	1 351	1 137	2 502	507	2 658	8 344

Gross deferred tax liabilities at January 1, 2021	-430	-5 269	-340	-159	-10	-1 344	-7 552

Net deferred tax balance at January 1, 2021	-241	-3 918	797	2 343	497	1 314	792

At January 1, 2021	-241	-3 918	797	2 343	497	1 314	792

Credited/(charged) to income	-27	567	-22	-215	-121	127	309

Charged to equity						-35	-35

Credited/(charged) to other comprehensive income			-323			6	-317

Impact of acquisitions of businesses		-58			12		-46

Other movements	12	12	-17	-3	-14	-20	-30

Net deferred tax balance at December 31, 2021	-256	-3 397	435	2 125	374	1 392	673

Gross deferred tax assets at December 31, 2021	125	1 307	1 026	2 273	374	2 727	7 832

Gross deferred tax liabilities at December 31, 2021	-381	-4 704	-591	-148		-1 335	-7 159

Net deferred tax balance at December 31, 2021	-256	-3 397	435	2 125	374	1 392	673

After offsetting the following amount of deferred tax assets and liabilities within the same tax jurisdiction, the balance amounts to:							4 089

Deferred tax assets at December 31, 2021							3 743

Deferred tax liabilities at December 31, 2021							-3 070

Net deferred tax balance at December 31, 2021							673

Gross deferred tax assets at January 1, 2020	108	1 469	1 078	2 446	255	2 596	7 952

Gross deferred tax liabilities at January 1, 2020	-390	-3 610	-291	-287	-7	-1 325	-5 910

Net deferred tax balance at January 1, 2020	-282	-2 141	787	2 159	248	1 271	2 042

At January 1, 2020	-282	-2 141	787	2 159	248	1 271	2 042

Credited/(charged) to income	89	110	-25	212	-164	71	293

Charged to equity						9	9

Charged to other comprehensive income			-3			-36	-39

Impact of acquisitions of businesses	5	-1 945		-3	408	34	-1 501

Other movements	-53	58	38	-25	5	-35	-12

Net deferred tax balance at December 31, 2020	-241	-3 918	797	2 343	497	1 314	792

Gross deferred tax assets at December 31, 2020	189	1 351	1 137	2 502	507	2 658	8 344

Gross deferred tax liabilities at December 31, 2020	-430	-5 269	-340	-159	-10	-1 344	-7 552

Net deferred tax balance at December 31, 2020	-241	-3 918	797	2 343	497	1 314	792

After offsetting the following amount of deferred tax assets and liabilities within the same tax jurisdiction, the balance amounts to: [1]							4 411

Deferred tax assets at December 31, 2020							3 933

Deferred tax liabilities at December 31, 2020							-3 141

Net deferred tax balance at December 31, 2020							792

[1] The December 31, 2020 offsetting amount and deferred tax assets and deferred tax liabilities after offsetting the deferred tax assets and liabilities within the same tax jurisdiction have been adjusted from the previously reported amounts, due to a change in the presentation of the deferred tax assets and deferred tax liabilities on the consolidated balance sheet, to conform with the 2021 presentation. The net deferred tax balance at December 31, 2020 did not require adjustment (see the paragraphs below in this Note 12 for additional disclosures).

Gross value of tax-loss carry-forwards
(USD millions)	Not capitalized	Capitalized	2021 total

One year	15	4	19

Two years	14	6	20

Three years	37	10	47

Four years	26	11	37

Five years	146	20	166

More than five years	3 536	1 872	5 408

Not subject to expiry	418	684	1 102

Total	4 192	2 607	6 799

(USD millions)	Not capitalized	Capitalized	2020 total

One year	20		20

Two years	1	5	6

Three years	2	6	8

Four years	23		23

Five years	11	40	51

More than five years [1]	3 400	2 291	5 691

Not subject to expiry	323	683	1 006

Total	3 780	3 025	6 805

[1] Not capitalized more than five years includes USD 3.2 billion attributable to US state tax-loss carry-forwards, of which USD 1.6 billion relates to The Medicines Company, which was acquired in 2020 (see Note 2).

(USD millions)	2021	2020	2019

Tax losses carried forward that expired	18	14	9

CH Corporate tax rate, impact on the revaluation of deferred assets and liabilities and current income tax liabilities
(USD millions)	Income statement continuing operations	Equity	Total

Deferred tax asset and liability revaluation

Items previously recognized in consolidated income statement	234		234

Items previously recognized in other comprehensive income [1]		-358	-358

Total revaluation of deferred tax assets and liabilities	234	-358	-124

[1] Related to post-employment benefits